INVESTMENTS - LISTED SHARES (Details) - Mason - CAD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended	41 Months Ended
	Jul. 20, 2022	Dec. 31, 2025	Dec. 31, 2025
INVESTMENTS - LISTED SHARES
Number of shares subscribed	5
Value of investment	$ 2,500
Price paid per share	$ 0.5
Number of trading days for VWAP of shares on TSXV	20 days
Closing price per share		$ 0.09	$ 0.09
Gain (loss) from change in fair value of investments in common shares.		$ 125	$ (2,050)